Annual Total Returns [BarChart] - Highland Socially Responsible Equity Fund - Class A	Jan. 31, 2021
Bar Chart Table:
Annual Return 2011	0.05%
Annual Return 2012	20.23%
Annual Return 2013	34.61%
Annual Return 2014	13.74%
Annual Return 2015	3.02%
Annual Return 2016	4.75%
Annual Return 2017	25.39%
Annual Return 2018	(11.31%)
Annual Return 2019	11.63%
Annual Return 2020	6.53%